Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Cash flow from operating activities
Net loss	$ (7,426,566)	$ (10,069,264)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	854,079	989,326
Share-based, compensation, net	2,221,922	3,142,089
Interest expense/(income), net	112,630	(198,377)
Foreign exchange gains	(251,213)	(451,270)
Provision for inventory obsolescence	3,242	3,683
Other non-cash	261,356	(299,650)
Changes in operating assets and liabilities:
Accounts receivable	(119,937)	(291,566)
Inventories	64,173	(30,983)
Other current assets	111,373	1,117,313
Accounts payable	(2,118,443)	289,165
Deferred revenue	231,366	(59,829)
Accrued expenses and other current liabilities	400,982	298,876
A. Net cash used in operating activities	(5,655,036)	(5,560,487)
Cash flow from investing activities
Purchase of property and equipment	(131,280)	(174,065)
B. Net cash used in investing activities	(131,280)	(174,065)
Cash flow from financing activities
Proceeds from issuance of convertible notes	2,745,488	4,375,750
Repayment of term loans		(416,666)
Proceeds from exercise of employee share options		166,261
C. Net cash generated from financing activities	2,745,488	4,125,345
D. Decrease in cash and cash equivalents (A+B+C)	(3,040,828)	(1,609,207)
E. Cash and cash equivalents at beginning of the period	7,805,859	5,148,857
Cash and cash equivalents at ending of the period (D+E)	4,765,031	3,539,650
Supplemental disclosures of cash flow information:
Interest paid, net	$ (4,030,836)	$ (3,112,342)